ARROW ALTERNATIVE SOLUTIONS FUND

CLASS A SHARES: ASFFX

CLASS C SHARES: ASFTX

INSTITUTIONAL CLASS SHARES: ASFNX

ARROW DWA BALANCED FUND

CLASS A SHARES: DWAFX

CLASS C SHARES: DWATX

INSTITUTIONAL CLASS SHARES: DWANX

ARROW DWA TACTICAL FUND

CLASS A SHARES: DWTFX

CLASS C SHARES: DWTTX

INSTITUTIONAL CLASS SHARES: DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES: MFTFX

CLASS C SHARES: MFTTX

INSTITUTIONAL CLASS SHARES: MFTNX

ARROW COMMODITY STRATEGY FUND

CLASS A SHARES: CSFFX

CLASS C SHARES: CSFTX

INSTITUTIONAL CLASS SHARES: CSFNX

(the “Funds,” each a series of Arrow Investments Trust)

Supplement dated July 1, 2016
to the Statement of Additional Information dated December 1, 2015

Effective as of July 1, 2016, Charles A. Barragato is no longer a trustee of Arrow Investments Trust. All references to Mr. Barragato in the Statement of Additional Information are hereby deleted.

* * * * *

You should read this Supplement in conjunction with the Statement of Additional Information dated December 1, 2015. This document provides information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.